Note 5 - Inventories, net: Summary of inventories, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Details
Raw materials	$ 262,772	$ 425,986
Finished goods	951,786	399,291
Work in process	991,771	1,458,532
Inventories, net	$ 2,206,329	$ 2,283,809